Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Old National Bancorp /IN/
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	773
Local Phone Number	765-7675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000707179
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Nov. 04, 2026
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Series A Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	ONBPP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	ONBPP
Security Exchange Name	NASDAQ
Series C Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	ONBPO
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	ONBPO
Security Exchange Name	NASDAQ